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                             U.S. SECURITIES AND EXCHANGE COMMISSION
                                     Washington, D.C. 20549

                                           FORM 24F-2
                                 Annual Notice of Securities Sold
                                      Pursuant to Rule 24f-2

                     Read instructions at end of Form before preparing Form.
                                       Please print or type.

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1.  Name and address of issuer:
        LLAC Variable Account
        Liberty Life Assurance Company of Boston
        175 Berkeley Street
        Boston, MA 02117
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2.      [X]  Name of each series or class of funds for which this form is filed.
             (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
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3.  Investment Company Act File Number: 811-09075

        Securities Act File Number:   333-65957
                                      333-76931

        Note: The total filing fee is being paid through 333-65957
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4(a).   Last day of fiscal year for which this form is filed: 12/31/00

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4(b).   [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). (See
            Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c)    [ ] Check box if this is the last time the issuer will be filing this
            Form.
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5. Calculation of registration fee:

  (i)     Aggregate sale price of securities sold during
          the fiscal year pursuant to section 24(f):               $2,906,268.00
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  (ii)    Aggregate price of securities redeemed or
          repurchased during the fiscal year:                      -  391,800.00
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  (iii)   Aggregate price of securities redeemed or
          repurchased during any prior fiscal year
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission.                                              +     0
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  (iv)    Total available redemption credits (add Items
          5(ii) and 5(iii): -391,800.00

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  (v)     Net Sales--if Item 5(i) is greater that Item
          5(iv) [subtract Item 5(iv) from item 5(i)]:             $2,515,014.00
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  (vi)    Redemption credits available for use in future
          years -- if Item 5(i) is less than Item
          5(iv) [subtract Item 5(iv) from Item 5(i)]:             $(    0     )
                                                                  --------------
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  (vii)   Multiplier for determining registration fee
          (see Instruction C.9):                                     X .000250
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  (viii)  Registration fee due [multiply Item 5(v) by
          Item 5 (vii)] (enter "o" if no fee is due):              $    628.75
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6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________

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7.  Interest due -- if this Form is being filed more that 90 days after the end of the issuer's fiscal year (see
    Instruction D):
                                                         +          0
                                                        ______________________

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8.  Total of the amount of the registration fee due plus
    any interest due [line 5(viii) plus line 7]
                                                         =       $  628.75
                                                        ______________________

Note: The total filing fee is being paid through File Number 333-65957

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9.   Date the registration fee and any interest payment was sent to the Commissioner's lockbox depository:

            Method of Delivery:

                                [X]  Wire Transfer

                                [ ]  Mail or other means
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                                      SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)* /s/ William J O'Connell
                                _______________________
                                William J O'Connell,
                                Assistant Secretary


       Date   2/23/01

*Please print the name and title of the signing officer below the signature.